Summary of Significant Accounting Policies (Details 7) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Employee stock-based awards
Total shares authorized for grant	38,917,411
Remaining number of shares available for grant	5,814,061
Share-Based Compensation, aggregate disclosures
Employee stock-based awards, unrecognized compensation costs on nonvested awards	$ 41,877
Employee stock-based awards, unrecognized compensation costs on nonvested awards, weighted average period of recognition	2 years
Stock Options
Employee stock-based awards
Weighted average fair value of options granted (in dollars per share)	$ 7.69	$ 7.00	$ 7.42
Weighted average assumptions used for grants
Expected volatility (as a percent)	33.80%	33.80%	33.40%
Risk-free interest rate (as a percent)	1.13%	1.24%	2.40%
Expected dividend yield (as a percent)	3.00%	3.00%	3.00%
Expected life of the option	6 years 3 months 18 days	6 years 3 months 18 days	6 years 3 months 18 days
Summary of option activity
Options outstanding balance, beginning of period (in shares)	5,908,102
Options granted (in shares)	261,698
Options exercised (in shares)	(895,372)
Options forfeited (in shares)	(121,006)
Options expired (in shares)	(7,683)
Options outstanding balance, end of period (in shares)	5,145,739	5,908,102
Options exercisable balance (in shares)	3,779,348
Options expected to vest (in shares)	1,193,816
Weighted Average Exercise Price
Weighted average exercise price, options outstanding balance beginning of period (in dollars per share)	$ 23.39
Weighted average exercise price, options granted (in dollars per share)	$ 33.03
Weighted average exercise price, options exercised (in dollars per share)	$ 22.30
Weighted average exercise price, options forfeited (in dollars per share)	$ 21.81
Weighted average exercise price, options expired (in dollars per share)	$ 28.71
Weighted average exercise price, options outstanding balance end of period (in dollars per share)	$ 24.09	$ 23.39
Weighted average exercise price, options exercisable (in dollars per share)	$ 23.66
Weighted average exercise price, options expected to vest (in dollars per share)	$ 25.37
Weighted average remaining contractual term
Weighted average remaining contractual term, options outstanding	4 years 8 months 8 days
Weighted average remaining contractual term, options exercisable	4 years 1 month 6 days
Weighted average remaining contractual term, options expected to vest	6 years 10 months 28 days
Aggregate intrinsic value
Aggregate intrinsic value, options outstanding	33,618
Aggregate intrinsic value, options exercisable	25,990
Aggregate intrinsic value, options expected to vest	6,605
Aggregate intrinsic value of stock options exercised
Aggregate intrinsic value of stock options exercised	11,024	15,859	37,901
Stock Options | Non-Employee Directors
Employee stock-based awards
Award vesting period	1 year
Majority of stock options
Employee stock-based awards
Award vesting period	5 years
Contractual term of awards	10 years
Certain options
Employee stock-based awards
Award vesting period	10 years
Contractual term of awards	12 years
Certain options as a percentage of total outstanding options	7.50%
Certain options beginning in 2011
Employee stock-based awards
Award vesting period	3 years
Contractual term of awards	10 years
Certain options as a percentage of total outstanding options	20.50%
Employee Stock Purchase Plan
Employee Stock Purchase Plan
Employee stock purchase plan, number of offering periods	2
Employee stock purchase plan, duration of offering periods	6 months
Employee stock purchase plan, maximum employee subscription rate percent	15.00%
Percentage of market price for the purchase of shares	95.00%
Employee stock purchase plan, shares issued in period	144,432	151,285	154,559
Employee Stock Purchase Plan | November 29, 2013
Employee stock-based awards
Remaining number of shares available for grant	1,000,000
Restricted Stock and Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options
Non-vested at the beginning of the period (in shares)	1,303,664
Granted (in shares)	758,799
Vested (in shares)	(555,776)
Forfeited (in shares)	(71,457)
Non-vested at the end of the period (in shares)	1,435,230
Weighted average grant date fair value
Weighted average grant date fair value, non-vested, beginning of period (in dollars per share)	$ 29.89
Weighted average grant date fair value, granted (in dollars per share)	$ 29.75
Weighted average grant date fair value, vested (in dollars per share)	$ 29.94
Weighted average grant date fair value, forfeited (in dollars per share)	$ 30.62
Weighted average grant date fair value, non-vested, end of period (in dollars per share)	$ 29.76
Restricted Stock and Restricted Stock Units | Minimum
Employee stock-based awards
Award vesting period	3 years
Restricted Stock and Restricted Stock Units | Maximum
Employee stock-based awards
Award vesting period	5 years
Performance units
Dividends accrued
Accrued cash dividends	681	369
Cash dividends paid	0	0	0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options
Non-vested at the beginning of the period (in shares)	231,646
Granted (in shares)	173,333
Vested (in shares)	(87,768)		0
Forfeited (in shares)	(6,395)
Non-vested at the end of the period (in shares)	310,816	231,646
Weighted average grant date fair value
Weighted average grant date fair value, non-vested, beginning of period (in dollars per share)	$ 29.12
Weighted average grant date fair value, granted (in dollars per share)	$ 38.81
Weighted average grant date fair value, vested (in dollars per share)	$ 33.74
Weighted average grant date fair value, forfeited (in dollars per share)	$ 30.77
Weighted average grant date fair value, non-vested, end of period (in dollars per share)	$ 33.18	$ 29.12
Total fair value of shares or units vested	2,962	4,285
Performance units disclosure
Period of anniversary from the date of grant	1 year
Qualifying age for grant of performance units	55 years
Qualifying service period	10 years
Percentage of achievement of the predefined revenue and ROIC targets	70.00%
Performance units | Revenue growth and return on invested capital
Performance units disclosure
Performance period	1 year
Performance units | Market condition associated with shareholder return of common stock
Employee stock-based awards
Award vesting period	3 years
Performance units disclosure
Performance period	3 years
Performance units | Minimum | Revenue growth and return on invested capital
Performance units disclosure
Percentage payout rate	0.00%
Performance units | Minimum | Market condition associated with shareholder return of common stock
Performance units disclosure
Percentage payout rate	0.00%
Performance units | Maximum | Revenue growth and return on invested capital
Employee stock-based awards
Award vesting period	3 years
Performance units disclosure
Percentage payout rate	150.00%
Performance units | Maximum | Market condition associated with shareholder return of common stock
Performance units disclosure
Percentage payout rate	200.00%
Original PU Awards
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options
Non-vested at the beginning of the period (in shares)	236,093
Granted (in shares)	198,869	221,781	154,239
Vested (in shares)	(94,019)
Forfeited (in shares)	(6,395)
Non-vested at the end of the period (in shares)	334,548	236,093
PUs Adjustment
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options
Non-vested at the beginning of the period (in shares)	(4,447)
Granted (in shares)	(25,536)
Vested (in shares)	6,251
Non-vested at the end of the period (in shares)	(23,732)
Restricted Stock Units
Dividends accrued
Accrued cash dividends	1,854	1,378
Cash dividends paid	820	58
Weighted average grant date fair value
Total fair value of shares or units vested	16,638	8,296	931
Restricted Stock Plan
Weighted average grant date fair value
Total fair value of shares or units vested	$ 1	$ 1	$ 13